LAND USE RIGHT	12 Months Ended
Dec. 31, 2012
LAND USE RIGHT

13. LAND USE RIGHT

Gross carrying amount, accumulated amortization and net book value of land use right are as follows:

	December 31, 2011	December 31, 2012	December 31, 2012
	RMB	RMB	US$
			(Note 3)
Land use right	85,160,349	85,160,349	13,669,178
Less: accumulated amortization	(9,124,323)	(11,045,234)	(1,772,882)

Net book value	76,036,026	74,115,115	11,896,296

Amortization charge for the years ended December 31, 2010, 2011 and 2012 amounted to RMB1.9 million, RMB1.9 million and RMB1.9 million (US$0.3 million), respectively.